Note 11 - Finance Expenses and Income - Finance Income (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Interest income	R$ 2,245.5	R$ 1,068.0		R$ 454.0
Interest and foreign exchange rate on loans to/from related parties	10.6
Financial instruments at fair value through profit or loss	242.6	37.2
Other financial results	49.9	26.3		17.4
Finance income, before adoption of new accounting policies	2,548.6	1,131.5		471.4
Exceptional finance income		161.2
Effect of application of IAS 29 (hyperinflation)	447.4	346.2		182.5
Finance income	R$ 2,996.0	R$ 1,638.9	[1]	R$ 653.9

[1]	2019 restated to reflect the change in accounting policy, as Note 3.